UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 15, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total:  $138211
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     2201    99835 SH       SOLE                    94885              4950
Abercrombie & Fitch            COM              002896207     2507    64705 SH       SOLE                    61655              3050
American Express               COM              025816109     4095    79707 SH       SOLE                    75887              3820
AmerisourceBergen              COM              03073e105     2355    39395 SH       SOLE                    37435              1960
Bank of America                COM              060505104     2763    32649 SH       SOLE                    30384              2265
Boeing Company                 COM              097023105     3398    66511 SH       SOLE                    63161              3350
Bristol Myers Squibb           COM              110122108      235     9587 SH       SOLE                     8687               900
Cendant Corp                   COM              151313103     4161   169965 SH       SOLE                   161240              8725
ChevronTexaco                  COM              166764100     3632    38597 SH       SOLE                    36597              2000
Cisco Systems                  COM              17275R102     2787   117587 SH       SOLE                   112567              5020
Citigroup Inc                  COM              172967101     3793    81567 SH       SOLE                    77455              4112
Coca-Cola                      COM              191216100     2089    41390 SH       SOLE                    39145              2245
Computer Sciences              COM              205363104     2638    56815 SH       SOLE                    54590              2225
Coors Cl.B                     COM              217016104     2923    40405 SH       SOLE                    38205              2200
Darden Restaurants             COM              237194105     2271   110520 SH       SOLE                   105545              4975
Disney, (Walt) Co              COM              254687106     2923   114680 SH       SOLE                   108080              6600
DuPont deNemours               COM              263534109     2301    51797 SH       SOLE                    49407              2390
Exult Inc.                     COM              302284104      541   100650 SH       SOLE                    97750              2900
Exxon Mobil Corp               COM              30231G102     4607   103743 SH       SOLE                    98403              5340
Ford Motor Co                  COM              345370860      210    13450 SH       SOLE                    11966              1484
Fresh Del Monte                COM              g36738105     2430    96150 SH       SOLE                    92200              3950
General Electric               COM              369604103     5059   156150 SH       SOLE                   148081              8069
General Motors                 COM              370442105      674    14470 SH       SOLE                    13395              1075
Hewlett-Packard                COM              428236103      579    27421 SH       SOLE                    25321              2100
Hillenbrand Inds               COM              431573104     2768    45790 SH       SOLE                    43395              2395
Home Depot                     COM              437076102     3559   101112 SH       SOLE                    96077              5035
Honeywell Inc.                 COM              438516106     3228    88115 SH       SOLE                    84115              4000
Int'l Business Mach            COM              459200101     3004    34083 SH       SOLE                    32503              1580
Intel Corp                     COM              458140100     3703   134183 SH       SOLE                   126648              7535
International Paper            COM              460146103     1468    32831 SH       SOLE                    30681              2150
JP Morgan Chase                COM              46625H100     3565    91940 SH       SOLE                    87450              4490
Johnson & Johnson              COM              478160104     3587    64405 SH       SOLE                    61035              3370
Matsushita Elec ADR            COM              576879209      415    28917 SH       SOLE                    26167              2750
McDonalds Corp                 COM              580135101     2779   106867 SH       SOLE                   101527              5340
Merck                          COM              589331107     1913    40283 SH       SOLE                    37883              2400
Microsoft Corp                 COM              594918104     2684    93991 SH       SOLE                    89481              4510
Nokia ADS                      COM              654902204     2177   149695 SH       SOLE                   143255              6440
Novartis AG ADR                COM              66987V109     1432    32170 SH       SOLE                    29590              2580
Pfizer Inc                     COM              717081103     4029   117540 SH       SOLE                   112505              5035
Procter & Gamble               COM              742718109     2919    53610 SH       SOLE                    50880              2730
RF Micro Devices               COM              749941100      595    79350 SH       SOLE                    75850              3500
Royal Dutch Pet ADR            COM              780257804     3457    66915 SH       SOLE                    64085              2830
Royal Phil Elec ADR            COM              500472303     3368   123834 SH       SOLE                   117933              5901
SAP AG ADR                     COM              803054204      622    14875 SH       SOLE                    14175               700
Sony Corp ADR                  COM              835699307     1797    47232 SH       SOLE                    44637              2595
Time Warner Inc                COM              887317105     1743    99164 SH       SOLE                    94444              4720
Tyco International             COM              902124106     4501   135810 SH       SOLE                   129380              6430
Tyson Foods Cl A               COM              902494103     1920    91653 SH       SOLE                    88258              3395
Unilever ADR                   COM              904784709     1273    18575 SH       SOLE                    17805               770
United Technologies            COM              913017109     5023    54909 SH       SOLE                    51989              2920
Wal-Mart Stores                COM              931142103     6949   131709 SH       SOLE                   126784              4925
Washington Mutual              COM              939322103     2559    66230 SH       SOLE                    63010              3220